Liabilities with financial and similar institutions (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities with financial and similar institutions
Summary of liabilities with financial and similar institutions

	12/31/2023	12/31/2022
Payables with credit card network	6,801,035	5,228,314
Interbank deposits	1,647,866	732,528
Securities sold under agreements to repurchase	1,011,092	1,902,873
Others	62,476	43,182
Total	9,522,469	7,906,897